Note 13 - Commitments and Contingencies (Details) - Future Minimum Lease Payments, by Year and in Aggregate, for Non-cancelable Operating Leases (USD $)	Dec. 31, 2013
Future Minimum Lease Payments, by Year and in Aggregate, for Non-cancelable Operating Leases [Abstract]
2014	$ 617,288
2015	217,607
2016	177,000
2017	63,000
2018	27,000
Thereafter	92,917
$ 1,194,812